Contingencies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Oct. 19, 2007 USD ($)	Oct. 19, 2007 MXN ($)	Aug. 07, 2007 USD ($)	Aug. 07, 2007 MXN ($)
Contingencies [Abstract]
Percentage of maximum tax penalty	100.00%
RPS Claim [Member]
Contingencies [Abstract]
Contingent asset				$ 50	$ 1,026
Contingent liability		$ 3,000	$ 61,531